Income Taxes (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Non-recurring net income tax benefit	$ 3,669,000	$ 3,979,000